Fair Value Measurement, Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Change in fair value of warrant liabilities
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Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period		$ 142,920	$ 428,760
Change in fair value			285,840
Fair value, end of period			142,920
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Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	$ 357,300	142,920
Change in fair value	$ 714,600	$ 214,380
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities
Fair value, end of period	$ 1,071,900	$ 357,300	$ 142,920